Income Taxes - Significant Components of Deferred Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred federal and state:
Total deferred federal and state	$ 76,429	$ 58,965	$ 68,719
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	75,816	58,236	67,881
Property-related items
Deferred federal and state:
Total deferred federal and state	94,899	44,516	76,217
Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	(3,507)	8,500	361
Employee benefits
Deferred federal and state:
Total deferred federal and state	(7,334)	(2,517)	(1,327)
Regulatory Adjustments
Deferred federal and state:
Total deferred federal and state	2,412	14,401	6,322
All other deferred
Deferred federal and state:
Total deferred federal and state	(10,041)	(5,935)	(12,854)
Southwest Gas Corporation
Deferred federal and state:
Total deferred federal and state	68,971	62,126	66,607
Deferred ITC, net	(613)	(729)	(838)
Total deferred income tax expense	68,358	61,397	65,769
Southwest Gas Corporation | Property-related items
Deferred federal and state:
Total deferred federal and state	67,576	49,129	72,811
Southwest Gas Corporation | Purchased gas cost adjustments
Deferred federal and state:
Total deferred federal and state	(3,507)	8,500	361
Southwest Gas Corporation | Employee benefits
Deferred federal and state:
Total deferred federal and state	2,156	(5,707)	(139)
Southwest Gas Corporation | Regulatory Adjustments
Deferred federal and state:
Total deferred federal and state	2,412	14,401	6,322
Southwest Gas Corporation | All other deferred
Deferred federal and state:
Total deferred federal and state	$ 334	$ (4,197)	$ (12,748)